List of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Topland Management Ltd
Disclosure of subsidiaries [line items]
Ownership Interest			100.00%
Flow Research S.L.
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%	100.00%
Nexters Studio LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Nexters Online LLC
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
NHW Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Nexters Global Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Synergame Investments Ltd
Disclosure of subsidiaries [line items]
Ownership Interest	100.00%	100.00%
Game Positive LLC
Disclosure of subsidiaries [line items]
Ownership Interest	70.00%	70.00%